KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

September 28, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectuses dated September 27, 2021 with respect to the KraneShares California Carbon Allowance ETF, KraneShares Eastern US Carbon ETF, and KraneShares European Carbon Allowance ETF (collectively, the “Funds”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses contained in Post-Effective Amendment No. 293 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on September 27, 2021 (the “Amendment”);

2.	The form of Statements of Additional Information dated September 27, 2021 with respect to the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statements of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon
Assistant Secretary